Components of Accumulated Other Comprehensive Loss Net of Tax (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deferred loss on settled hedge instruments	(16)	(1)
Unrealized effective gains (losses) on cash flow hedges	3	(11)
Amounts for defined benefit pension and other post-retirement plans not recognized in income	(1,593)	(2,828)
Equity accounted investments	(2)	(2)
Accumulated other comprehensive loss	(1,503)	(2,768)
Net Investment in U.S. Subsidiaries
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized foreign exchange gain (loss)	(88)	(308)
Long-term Debt Designated as Hedge of Net Investment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized foreign exchange gain (loss)	193	382